Goodwill and Intangible Assets - Roll Forward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets
Goodwill acquired during the year	$ 21,623
Adjustments to purchase price allocations	(57)
Impairment of goodwill	$ (21,566)